Defined Benefit Plans - Summary of Movement in the Defined Benefit Obligation Over the Year (Detail) - Present value of defined benefit obligation [member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	$ 50,622	$ 40,253
Current service cost	2,979	2,003
Past service cost	414	3,687
Interest cost	2,128	1,816
Actuarial loss (gain)	2,682	2,384
Benefit payments	(2,545)	(471)
Exchange (gain) loss	3,704	950
Ending Balance	59,984	50,622
Defined Benefit Pension Plans [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	12,936	8,688
Current service cost	2,102	520
Past service cost	206	3,494
Interest cost	620	476
Actuarial loss (gain)	292	445
Benefit payments	(1,060)	(26)
Exchange (gain) loss	932	(661)
Ending Balance	16,028	12,936
Supplemental pension plan [member]
Disclosure of net defined benefit liability (asset) [line items]
Beginning Balance	37,686	31,565
Current service cost	877	1,483
Past service cost	208	193
Interest cost	1,508	1,340
Actuarial loss (gain)	2,390	1,939
Benefit payments	(1,485)	(445)
Exchange (gain) loss	2,772	1,611
Ending Balance	$ 43,956	$ 37,686